Goodwill and Other Intangibles - Narrative (Details) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) reporting_unit	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 35.8		$ 36.9	$ 107.8	$ 109.2	$ 145.8	$ 156.6	$ 224.8
Impairment charge	9.4		$ 0.0	$ 21.7	$ 0.0
Number of reporting units | reporting_unit				3
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Asset impairment		$ 12.3
Technology-Based Intangible Assets and Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment charge	$ 9.4